Cahill Gordon & Reindel LLP

80 Pine Street

New York, New York  10005

June 21, 2005

(212) 701-3156

Re:	Reddy Ice Holdings, Inc.

Ladies and Gentlemen:

Attached for filing with the Securities and Exchange Commission (the “Commission”) on behalf of Reddy Ice Holdings, Inc. (the “Company”) pursuant to the Securities Act of 1933, as amended, is Amendment No. 2 to the  Registration Statement on Form S-4 (the “Registration Statement”) with exhibits, submitted electronically via the EDGAR system, relating to the Company’s proposed offer to exchange its outstanding 10½% senior discount notes due 2012 for registered 10½% senior discount notes due 2012 of the Company.  The Company previously made a payment in the amount of $17,772.70 for the registration fee to the Commission.

Please call the undersigned at (212) 701-3156 should you have any questions or comments with regard to this matter.

Sincerely,

Jessica Finkelstein

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

[Enclosures]